FAIR VALUE OF ASSETS AND LIABILITIES - Carrying amount and fair value of assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Assets
Derivative financial instruments	$ 4,417,863	[1]	$ 2,938,142
Other financial instruments	30,285		34,385
Loans and advances to customers, net	243,100,035	[1]	263,274,170
Investment properties	6,595,407	[1]	5,580,109	$ 4,709,911
Investments in associates	2,041,402		1,830,884
Total Assets	290,471,966		311,193,575
Liabilities
Deposits by customers	264,413,956	[1]	279,059,401
Interbank deposits	30,102		716,493
Repurchase agreements and other similar secured borrowing	676,047		1,060,472
Derivative financial instruments	4,514,630	[1]	2,679,643
Borrowings from other financial institutions	9,356,428	[1]	15,689,532
Preferred shares	583,477	[1]	584,204
Debt instruments in issue	7,409,693	[1]	11,275,216
Total Liabilities	286,984,333		311,064,961
Fair value
Assets
Equity securities at fair value	1,463,622		1,011,310
Amortized cost, net
Assets
Loans and advances to customers, net	243,100,035		263,274,170
Fair value through profit or loss
Assets
Debt instruments	23,459,380		23,035,281
Fair value through OCI
Assets
Debt instruments	3,551,348		5,084,416
Amortized cost
Assets
Debt instruments	5,812,624		8,404,878
Recurring Fair Value
Assets
Debt instruments	27,010,728		28,119,697
Derivative financial instruments	4,417,863		2,938,142
Equity securities at fair value	1,463,622		1,011,310
Other financial instruments	30,285		34,385
Investment properties	6,595,407		5,580,109
Investments in associates	2,041,402		1,830,884
Total Assets	323,022,216		317,263,850
Liabilities
Deposits by customers	264,953,910		279,463,012
Interbank deposits	30,102		716,493
Repurchase agreements and other similar secured borrowing	676,047		1,060,472
Derivative financial instruments	4,514,630		2,679,643
Borrowings from other financial institutions	9,356,428		15,689,532
Preferred shares	324,260		407,174
Debt instruments in issue	7,627,543		11,389,498
Total Liabilities	287,482,920		311,405,824
Recurring Fair Value | Fair value
Assets
Equity securities at fair value	1,463,622		1,011,310
Recurring Fair Value | Amortized cost, net
Assets
Loans and advances to customers, net	275,626,425		269,345,583
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	23,459,380		23,035,281
Recurring Fair Value | Fair value through OCI
Assets
Debt instruments	3,551,348		5,084,416
Recurring Fair Value | Amortized cost
Assets
Debt instruments	$ 5,836,484		$ 8,403,740

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.